AB National Municipal Income Fund

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 155.9%
Long-Term Municipal Bonds – 155.9%
Alabama – 3.8%
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2046	$10,000	$12,215,300
State of Alabama Docks Department
AGM Series 2017A 5.00%, 10/01/2034	2,000	2,418,660
AGM Series 2017C 5.00%, 10/01/2036	2,000	2,448,900

		17,082,860

Arizona – 2.0%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2045-11/01/2050	3,955	4,603,989
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2022-12/01/2023	4,150	4,604,753

		9,208,742

Arkansas – 0.5%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,230,840

California – 16.2%
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2039	3,500	3,892,910
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2032 (Pre-refunded/ETM)	5,720	6,324,375
California Housing Finance Series 20192 4.00%, 03/20/2033	1,156	1,317,693
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	3,075	3,288,743
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/2036(a)	800	925,520
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2013B 5.00%, 07/01/2034	1,770	1,969,603

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water Series 2013B 5.00%, 07/01/2032	$3,840	$4,277,952
Los Angeles Department of Water & Power Power System Revenue Series 2013A 5.00%, 07/01/2030 (Pre-refunded/ETM)	90	98,357
5.00%, 07/01/2030	6,165	6,720,467
Series 2013B 5.00%, 07/01/2030	10,000	11,137,900
San Bernardino County Transportation Authority Series 2015-2 5.00%, 03/01/2032-03/01/2034(b)	11,340	12,895,242
State of California Series 2013 5.00%, 11/01/2030	5,800	6,539,268
University of California Series 2012G 5.00%, 05/15/2031	3,825	4,055,839
5.00%, 05/15/2031 (Pre-refunded/ETM)	3,175	3,373,628
Series 2013A 5.00%, 05/15/2030	2,875	3,181,590
5.00%, 05/15/2030 (Pre-refunded/ETM)	2,480	2,750,766

		72,749,853

Colorado – 2.9%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2013B 5.25%, 11/15/2031	6,680	7,525,755
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	4,335	5,361,441

		12,887,196

Connecticut – 8.5%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017I-1 5.00%, 07/01/2042	2,410	2,851,536
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) 4.00%, 07/01/2049	1,500	1,591,755
State of Connecticut Series 2013C 5.00%, 07/15/2027	7,165	7,960,602
Series 2013E 5.00%, 08/15/2029	4,800	5,341,776
State of Connecticut Special Tax Revenue Series 2011A 5.00%, 12/01/2028	5,000	5,187,500
Series 2012 5.00%, 01/01/2029	13,855	15,033,783

		37,966,952

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.5%
District of Columbia Series 2013A 5.00%, 06/01/2029	$5,000	$5,534,750
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/2035	1,000	1,201,530

		6,736,280

Florida – 8.5%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	4,560	5,209,481
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,115,480
Florida Ports Financing Commission Series 2011A 5.00%, 10/01/2025-10/01/2027	4,205	4,335,173
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	2,655	3,023,673
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	9,250	10,248,907
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) 3.00%, 08/15/2044	8,000	8,532,240
Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.) Series 2018A 5.00%, 03/15/2042	4,500	5,475,510

		37,940,464

Georgia – 1.7%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	4,884,196
City of Atlanta GA Department of Aviation Series 2014B 5.00%, 01/01/2032	1,275	1,432,500
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	1,060	1,283,701

		7,600,397

Guam – 1.3%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.25%, 01/01/2036	5,720	5,899,093

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.6%
State of Hawaii Airports System Revenue Series 2015A 5.00%, 07/01/2045	$2,500	$2,858,900

Illinois – 16.0%
Chicago Board of Education Series 2017C 5.00%, 12/01/2034	1,945	2,325,364
Series 2019A 5.00%, 12/01/2029	1,260	1,621,028
Chicago O’Hare International Airport Series 2016B 5.00%, 01/01/2041	8,000	9,400,000
Series 2016C 5.00%, 01/01/2038	2,350	2,773,352
Series 2018A 5.00%, 01/01/2048	6,300	7,630,875
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/2045	4,500	5,143,770
Illinois State Toll Highway Authority Series 2015B 5.00%, 01/01/2040	3,000	3,551,550
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	8,755	10,440,162
State of Illinois Series 2014 5.00%, 04/01/2030-02/01/2039	12,070	13,164,728
Series 2017D 5.00%, 11/01/2028	5,000	5,967,500
Series 2018A 5.00%, 10/01/2027	1,000	1,215,910
Series 2019B 4.00%, 11/01/2036-11/01/2037	7,460	8,382,326

		71,616,565

Indiana – 0.3%
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044	1,250	1,341,363

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	1,205	1,345,599

Kansas – 1.3%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2048	5,000	6,018,100

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.3%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	$145	$179,333
Kentucky Turnpike Authority Series 2013A 5.00%, 07/01/2029	5,000	5,490,800

		5,670,133

Louisiana – 0.3%
Parish of St John the Baptist LA (Marathon Oil Corp.) 2.10%, 06/01/2037	235	241,735
2.20%, 06/01/2037	950	986,461

		1,228,196

Maryland – 1.7%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2045	6,725	7,605,908

Massachusetts – 3.1%
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032 (Pre-refunded/ETM)	11,000	11,380,930
Series 2012B 5.00%, 08/15/2030 (Pre-refunded/ETM)	2,480	2,666,075

		14,047,005

Michigan – 6.0%
Detroit City School District Series 2012A 5.00%, 05/01/2026-05/01/2027	6,045	6,400,114
Detroit Downtown Development Authority AGM Series 2018A 5.00%, 07/01/2043-07/01/2048	13,020	14,814,102
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D1 5.00%, 07/01/2035	1,250	1,425,775
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2034	2,250	2,465,392
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(c)	2,140	1,900,470

		27,005,853

Minnesota – 2.4%
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	3,000	3,499,020

	Principal Amount (000)	U.S. $ Value

Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018A 5.00%, 02/15/2058	$6,000	$7,082,940

		10,581,960

Nebraska – 3.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 09/01/2042	10,000	15,115,000

New Hampshire – 0.2%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	794	901,072

New Jersey – 12.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 06/15/2031	2,500	2,819,675
Series 2016B 5.50%, 06/15/2030	5,000	6,207,150
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,111,140
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2036	2,500	2,971,650
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	6,450	7,365,706
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	5,681,475
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2033	3,370	4,190,696
Series 2019B 4.00%, 06/15/2037	800	918,880
New Jersey Turnpike Authority Series 2012B 5.00%, 01/01/2029 (Pre-refunded/ETM)	6,500	7,106,190
Series 2013A 5.00%, 01/01/2031 (Pre-refunded/ETM)	5,000	5,345,350
Series 2020D 5.00%, 01/01/2028(d)	1,350	1,668,776

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2046	$8,990	$10,926,716

		56,313,404

New York – 19.3%
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020I 3.00%, 04/01/2045	3,000	3,165,900
4.00%, 04/01/2050	3,500	4,007,710
City of New York NY Series 2012B 5.00%, 08/01/2030 (Pre-refunded/ETM)	5,070	5,442,392
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2029	4,000	4,263,320
Series 2012F 5.00%, 11/15/2027	1,575	1,679,265
Series 2013A 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,830	2,033,807
Series 2014B 5.25%, 11/15/2034	4,000	4,498,400
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/2035(b)	14,260	17,532,527
New York City Municipal Water Finance Authority Series 2011HH 5.00%, 06/15/2026	5,000	5,089,900
Series 2013D 5.00%, 06/15/2034	3,600	3,990,456
New York City NY Transitional Series 2007B 5.00%, 08/01/2034-08/01/2037(b)	10,000	11,798,660
New York State Dormitory Authority Series 2012D 5.00%, 02/15/2029 (Pre-refunded/ETM)	1,135	1,191,603
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012B 5.00%, 03/15/2032	7,600	7,988,132
Series 2012D 5.00%, 02/15/2029	6,865	7,195,550
Port Authority of New York & New Jersey Series 2013178 5.00%, 12/01/2032	4,400	4,909,960
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	487,236
5.25%, 09/15/2042-09/15/2053	1,320	1,298,685

		86,573,503

North Carolina – 2.5%
North Carolina Medical Care Commission (Vidant Health Obligated Group) Series 2015 5.00%, 06/01/2045	4,445	5,112,950

	Principal Amount (000)	U.S. $ Value

North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	$5,000	$6,148,200

		11,261,150

Ohio – 1.6%
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	1,800	2,150,856
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 02/15/2052	2,240	2,547,104
Series 2017 5.00%, 02/15/2042	1,500	1,725,840
Ohio Higher Educational Facility Commission (Kenyon College) 4.00%, 07/01/2040	730	854,523

		7,278,323

Oklahoma – 2.8%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2038	2,015	2,125,261
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043-07/01/2047	7,000	8,381,950
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 06/01/2045	1,700	1,898,322

		12,405,533

Oregon – 0.2%
Oregon State Lottery Series 2011A 5.25%, 04/01/2025	695	700,782

Pennsylvania – 11.5%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2047	5,000	6,050,500
Butler County Hospital Authority (Butler Health System Obligated Group) Series 2015 5.00%, 07/01/2035-07/01/2039	3,510	3,940,304
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2043-09/01/2048	13,250	16,023,252
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-06/30/2042	9,270	10,801,267

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Series 2014A 5.00%, 12/01/2031-12/01/2033	$6,355	$7,410,419
School District of Philadelphia (The) Series 2016F 5.00%, 09/01/2035	5,000	6,042,550
Scranton School District/PA BAM Series 2017E 4.00%, 12/01/2037	1,025	1,193,715

		51,462,007

Puerto Rico – 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019A 4.329%, 07/01/2040	615	679,753
5.00%, 07/01/2058	2,625	2,986,489

		3,666,242

South Carolina – 4.9%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018A 5.00%, 05/01/2048	5,900	7,042,417
South Carolina Ports Authority Series 2015 5.00%, 07/01/2045 (Pre-refunded/ETM)	5,000	6,007,700
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	1,400	1,584,268
Series 2014C 5.00%, 12/01/2046	1,000	1,151,150
Series 2016B 5.00%, 12/01/2041	5,000	6,128,850

		21,914,385

Tennessee – 2.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	420	488,881
5.00%, 08/01/2049	705	864,126
Chattanooga-Hamilton County Hospital Authority Series 2014 5.00%, 10/01/2044	7,500	8,185,800

		9,538,807

Texas – 7.1%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 08/15/2039	4,805	5,384,003
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2040	3,500	4,068,225

	Principal Amount (000)	U.S. $ Value

City of Austin TX Water & Wastewater System Revenue Series 2013A 5.00%, 11/15/2029	$5,000	$5,542,950
City of Houston TX Combined Utility System Revenue Series 2011D 5.00%, 11/15/2026 (Pre-refunded/ETM)	6,000	6,231,420
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018A-1 5.00%, 07/01/2038-07/01/2048	1,600	1,870,332
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2040	5,000	5,390,450
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,000	3,434,190

		31,921,570

Utah – 1.9%
Salt Lake City Corp. Airport Revenue Series 2017A 5.00%, 07/01/2047	4,500	5,384,790
Series 2018A 5.00%, 07/01/2048	2,500	3,033,975

		8,418,765

West Virginia – 1.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018A 5.00%, 06/01/2052	3,875	4,681,853

Wisconsin – 3.9%
Wisconsin Center District AGM Series 2020C Zero Coupon, 12/15/2036-12/15/2040	9,555	5,874,934
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM 5.00%, 07/01/2058	10,000	11,656,000

		17,530,934

Total Municipal Obligations (cost $638,655,414)		699,305,589

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $1,531,462)	1,531,462	$1,531,462

Total Investments – 156.2% (cost $640,186,876)(h)		700,837,051
Other assets less liabilities – (56.2)%		(252,293,087)

Net Assets – 100.0%		$448,543,964

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $4,214,263 or 0.9% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023	11/30/2005	$2,133,758	$1,900,470	0.42%

(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $60,971,123 and gross unrealized depreciation of investments was $(320,948), resulting in net unrealized appreciation of $60,650,175.

As of January 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

OSF – Order of St. Francis

AB National Municipal Income Fund

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$699,305,589	$—	$699,305,589
Short-Term Investments	1,531,462	—	—	1,531,462
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(231,958,872)	—	(231,958,872)
Floating Rate Notes(a)	(26,095,000)	—	—	(26,095,000)

Total Investments in Securities	(24,563,538)	467,346,717	—	442,783,179
Other Financial Instruments(b)	—	—	—	—

Total	$(24,563,538)	$467,346,717	$—	$442,783,179

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,957	$8,820	$9,246	$1,531	$0	*

*	Amount less than $500.